Share capital - Schedule of number of warrants outstanding and exercise price (Details) - $ / shares	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding	$ 3.75
Number of warrants outstanding	719,990	32	53,179	210,370
Warrants By Expiry Date At March 20Th 2031 [Member]
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding	$ 3.75
Number of warrants outstanding	719,990